Other Non Financial Assets and Liabilities -Summary Other non financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current	$ 270,120	$ 253,084
Non current	105,223	123,517
VAT Tax Payable and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Current	256,581	219,019
Non current	67,966	81,769
Other
Disclosure Of Financial Liabilities [Line Items]
Current	13,539	34,065
Non current	$ 37,257	$ 41,748